TRADE AND OTHER PAYABLES - Trade payables by currency (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2018	Dec. 31, 2017
TRADE AND OTHER PAYABLES
Current trade payables	Rp 14,766	Rp 15,574
Rupiah
TRADE AND OTHER PAYABLES
Current trade payables	11,726	13,344
USD
TRADE AND OTHER PAYABLES
Current trade payables	2,978	2,167
Others
TRADE AND OTHER PAYABLES
Current trade payables	Rp 62	Rp 63